Sep. 28, 2017
SMALL COMPANY VALUE PORTFOLIO

September 27, 2017

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Small Company Value Portfolio
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement to the Summary Prospectuses, Statutory Prospectus,
and Statement of Additional Information (“SAI”)
Each dated May 1, 2017

On August 29, 2017, the Board of Directors approved an amendment to the expense limitation agreement with Wilshire Associates Incorporated (the “Adviser”), pursuant to which the Adviser agrees to lower the expense limit of the Small Company Value Portfolio (the “Fund”) effective September 29, 2017. The Fund’s Summary Prospectus, Prospectus, and SAI are supplemented as follows.

The following replaces the information under the heading “Fees and Expenses of the Small Company Value Portfolio” of the Prospectus and Summary Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.49%	0.50%
Total Annual Portfolio Operating Expenses	1.59%	1.35%
Less Fee Waiver(2)	(0.23)%	(0.23)%
Total Annual Portfolio Operating Expenses After Fee Waiver	1.36%	1.12%

(1)	Other Expenses have been restated to reflect contractual changes to the Portfolio’s administration agreement, which became effective on October 1, 2016.

(2)	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2019 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$ 137	$ 432	$ 757	$ 1,722
Institutional Class	$ 115	$ 362	$ 634	$ 1,444

SMALL COMPANY GROWTH PORTFOLIO

September 27, 2017

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Small Company Growth Portfolio
Investment Class Shares (DTSGX)
Institutional Class Shares (WSMGX)

Supplement to the Summary Prospectuses, Statutory Prospectus,
and Statement of Additional Information (“SAI”)
Each dated May 1, 2017

On August 29, 2017, the Board of Directors approved an amendment to the expense limitation agreement with Wilshire Associates Incorporated (the “Adviser”), pursuant to which the Adviser agrees to lower the expense limit of the Small Company Growth Portfolio (the “Fund”) effective September 29, 2017. The Fund’s Summary Prospectus, Prospectus, and SAI are supplemented as follows.

The following replaces the information under the heading “Fees and Expenses of the Small Company Growth Portfolio” of the Prospectus and Summary Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.48%	0.49%
Total Annual Portfolio Operating Expenses	1.58%	1.34%
Less Fee Waiver(2)	(0.22)%	(0.22)%
Total Annual Portfolio Operating Expenses After Fee Waiver	1.36%	1.12%

(1)	Other Expenses have been restated to reflect contractual changes to the Portfolio’s administration agreement, which became effective on October 1, 2016.

(2)	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2019 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$ 139	$ 439	$ 770	$ 1,753
Institutional Class	$ 115	$ 362	$ 634	$ 1,444